Statement of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (37,662)	$ (24,740)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	215	115
Stock-based compensation	3,191	1,924
Write-off of deferred IPO costs	1,741
Changes in operating assets and liabilities:
Prepaid expenses and other assets	(1,590)	(563)
Right-of-use asset	4	133
Accounts payable	411	1,734
Accrued expenses and other liabilities	1,613	2,263
Net cash used in operating activities	(32,077)	(19,134)
Cash flows from investing activities:
Purchases of property and equipment	(612)	(191)
Net cash used in investing activities	(612)	(191)
Cash flows from financing activities:
Issuance of convertible preferred stock, net of issuance costs		(226)
Deferred issuance costs related to merger / initial public offering	(2,390)	(1,480)
Issuance of common stock	591	690
Net cash provided by financing activities	(1,799)	(1,016)
Net decrease in cash, cash equivalents and restricted cash	(34,488)	(20,341)
Cash, cash equivalents and restricted cash at the beginning of the period	110,078	130,419
Cash, cash equivalents and restricted cash at the end of the period	75,590	110,078
Components of cash, cash equivalents and restricted cash:
Cash and cash equivalents	75,536	110,024
Restricted cash	54	54
Total cash, cash equivalents and restricted cash	75,590	110,078
Supplemental disclosure of non-cash investing and financing activities:
Lease liability obtained in exchange for right of use asset	387	491
Accounts Payable
Supplemental disclosure of non-cash investing and financing activities:
Deferred issuance costs related to initial public offering included in accounts payable / liabilities		131
Deferred merger costs included in accounts payable / liabilities	656
Accrued Liabilities
Supplemental disclosure of non-cash investing and financing activities:
Deferred issuance costs related to initial public offering included in accounts payable / liabilities		$ 39
Deferred merger costs included in accounts payable / liabilities	$ 1,190